COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2017	Mar. 31, 2017	Dec. 31, 2015
Maximum | Meadowland Midstream Gathering System | Principal Owner
Loss Contingencies [Line Items]
Coverage from pollution liability insurance policy		$ 25,000,000	$ 25,000,000
Coverage from property and business interruption insurance policy		$ 200,000,000
Business Interruption
Loss Contingencies [Line Items]
Recoveries recognized	$ 2,600,000
Property Recoveries
Loss Contingencies [Line Items]
Recoveries recognized	$ 400,000